Document and Entity Information	Oct. 31, 2021
Risk/Return:
Registrant Name	DELAWARE GROUP EQUITY FUNDS I
Registrant CIK	0000027801
SEC Form	485BPOS
Period end date	Oct. 31, 2021
Investment Company Type	N-1A
Amendment Flag	false